Schedule of Foreign Currency Translation (Details)	6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017
Period end RMB: US$ exchange rate	6.28	6.63	6.72
Period average RMB: US$ exchange rate	6.58	6.62	6.82